Property and equipment	12 Months Ended
Jan. 31, 2015
Property and equipment [Text Block]

NOTE 6 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2015	January 31, 2014
Geology Equipment ( 3 to 7 years)	$264,734	$260,521
Vehicles and transportation equipment ( 5 years)	44,284	50,180
Office furniture and equipment ( 3 to 7 years)	81,061	75,404
	390,079	386,105
Less: accumulated depreciation and amortization	(357,741)	(336,313)
	$32,338	$49,792

Depreciation expense was $27,324 and $32,827 for the years ended January 31, 2015 and January 31, 2014, respectively.